Loss per share	12 Months Ended
Dec. 31, 2023
Loss per share
Loss per share

24. Loss per share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net income (loss) attributable to DiDi Global Inc.	(49,343,664)	(23,783,321)	493,512
Accretion of convertible redeemable non-controlling interests to redemption value	(687,617)	(898,649)	(995,685)
Net loss attributable to ordinary shareholders of DiDi Global Inc.	(50,031,281)	(24,681,970)	(502,173)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding*	657,996,437	1,210,979,609	1,224,576,751
Net loss per share attributable to ordinary shareholders
— Basic	(76.04)	(20.38)	(0.41)
— Diluted	(76.04)	(20.38)	(0.41)
*	Vested restricted shares and RSUs and vested share options with minimal exercise price are considered outstanding in the computation of basic loss per share.

For the years ended December 31, 2021, 2022 and 2023, the Company had ordinary equivalent shares, including preferred shares, share options, restricted shares and RSUs granted. As the Group incurred loss for the years ended December 31, 2021, 2022 and 2023, these ordinary equivalent shares were antidilutive and excluded from the calculation of diluted loss per share of the Company. The weighted average numbers of preferred shares using the if converted method excluded from the calculation of diluted loss per share of the Company were 467,932,258 for the year ended December 31, 2021. The weighted average numbers of share options, restricted shares and RSUs granted using the treasury stock method excluded from the calculation of diluted loss per share of the Company were 34,268,859, 18,207,585 and 24,830,144 for the years ended December 31, 2021, 2022 and 2023, respectively.